Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 24, 2020
Document Effective Date	Aug. 24, 2020
Prospectus Date	Aug. 24, 2020
Timber Point Global Allocations Fund
Prospectus [Line Items]
Trading Symbol	CGHIX
Timber Point Alternative Income Fund
Prospectus [Line Items]
Trading Symbol	AIIFX